Derivative financial instruments - Schedule of Interest Rate Swap (IRS) Agreements (Details) - Interest rate swaps - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (199)	€ (324)
Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Notional amount	81,295	82,631
IRS 1 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 38	49
IRS 1 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jun. 30, 2027
Interest rate terms	2.10%
Notional amount	€ 50,000	50,000
IRS 2 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (261)	(439)
IRS 2 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jun. 14, 2027
Interest rate terms	2.77%
Notional amount	€ 30,000	30,000
IRS 3 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 24	57
IRS 3 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Sep. 30, 2027
Interest rate terms	0.22%
Notional amount	€ 1,295	2,035
IRS 4 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	9
IRS 4 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 31, 2025
Interest rate terms	(0.15%)
Notional amount	€ 0	€ 596